Segmental analysis - Constant currency profit before tax and balance sheet data (Details) $ in Millions		6 Months Ended
		Jun. 30, 2025 USD ($) global_function	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of operating segments [line items]
Number of global functions | global_function		4
Net operating income before change in expected credit losses and other credit impairment charges	[1]	$ 34,122	$ 37,292
– of which: net interest income/(expense)		16,821	16,911
Change in expected credit losses and other credit impairment charges		(1,941)	(1,066)
Net operating income		32,181	36,226
Total operating expenses		(17,022)	(16,296)
Operating profit		15,159	19,930
Share of profit in associates and joint ventures		1,651	1,626
Profit before tax		15,810	21,556
Loans and advances to customers (net)		981,722	938,257	$ 930,658
Interests in associates and joint ventures		28,202	28,465	28,909
Total external assets		3,214,371	2,975,003	3,017,048
Customer accounts		1,718,604	1,593,834	1,654,955
Insurance finance expense		(5,329)	(2,486)
Operating segments
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		34,122	37,057
Change in expected credit losses and other credit impairment charges		(1,941)	(993)
Net operating income		32,181	36,064
Total operating expenses		(17,022)	(16,192)
Operating profit		15,159	19,872
Share of profit in associates and joint ventures		651	1,619
Profit before tax		$ 15,810	$ 21,491
Share of HSBC’s constant currency profit/(loss) before tax		100.00%	100.00%
Constant currency cost efficiency ratio		0.499	0.437
Loans and advances to customers (net)		$ 981,722	$ 972,779	974,647
Interests in associates and joint ventures		28,202	28,740	29,273
Total external assets		3,214,371	3,084,370	3,152,674
Customer accounts		1,718,604	1,651,911	$ 1,726,199
Operating segments | Hong Kong
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		7,848	7,432
Change in expected credit losses and other credit impairment charges		(864)	(338)
Net operating income		6,984	7,094
Total operating expenses		(2,310)	(2,340)
Operating profit		4,674	4,754
Share of profit in associates and joint ventures		0	0
Profit before tax		$ 4,674	$ 4,754
Share of HSBC’s constant currency profit/(loss) before tax		29.60%	22.10%
Constant currency cost efficiency ratio		0.294	0.315
Loans and advances to customers (net)		$ 230,139	$ 236,309
Interests in associates and joint ventures		0	0
Total external assets		433,153	413,491
Customer accounts		517,406	474,140
Operating segments | UK
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		6,228	5,994
Change in expected credit losses and other credit impairment charges		(323)	(58)
Net operating income		5,905	5,936
Total operating expenses		(2,624)	(2,403)
Operating profit		3,281	3,533
Share of profit in associates and joint ventures		0	0
Profit before tax		$ 3,281	$ 3,533
Share of HSBC’s constant currency profit/(loss) before tax		20.80%	16.40%
Constant currency cost efficiency ratio		0.421	0.401
Loans and advances to customers (net)		$ 299,631	$ 286,915
Interests in associates and joint ventures		0	0
Total external assets		443,023	428,708
Customer accounts		360,494	352,573
Operating segments | CIB
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		14,117	13,333
Change in expected credit losses and other credit impairment charges		(299)	(175)
Net operating income		13,818	13,158
Total operating expenses		(7,456)	(7,037)
Operating profit		6,362	6,121
Share of profit in associates and joint ventures		0	0
Profit before tax		$ 6,362	$ 6,121
Share of HSBC’s constant currency profit/(loss) before tax		40.20%	28.50%
Constant currency cost efficiency ratio		0.528	0.528
Loans and advances to customers (net)		$ 304,240	$ 300,392
Interests in associates and joint ventures		116	132
Total external assets		1,763,915	1,702,163
Customer accounts		564,847	558,629
Operating segments | IWPB
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		7,011	6,933
Change in expected credit losses and other credit impairment charges		(453)	(416)
Net operating income		6,558	6,517
Total operating expenses		(4,468)	(4,277)
Operating profit		2,090	2,240
Share of profit in associates and joint ventures		2	27
Profit before tax		$ 2,092	$ 2,267
Share of HSBC’s constant currency profit/(loss) before tax		13.20%	10.60%
Constant currency cost efficiency ratio		0.637	0.617
Loans and advances to customers (net)		$ 147,523	$ 140,795
Interests in associates and joint ventures		526	561
Total external assets		435,437	399,795
Customer accounts		275,504	266,148
Operating segments | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		(1,082)	3,365
Change in expected credit losses and other credit impairment charges		(2)	(6)
Net operating income		(1,084)	3,359
Total operating expenses		(164)	(135)
Operating profit		(1,248)	3,224
Share of profit in associates and joint ventures		649	1,592
Profit before tax		$ (599)	$ 4,816
Share of HSBC’s constant currency profit/(loss) before tax		(3.80%)	22.40%
Constant currency cost efficiency ratio		(0.152)	0.040
Loans and advances to customers (net)		$ 189	$ 8,368
Interests in associates and joint ventures		27,560	28,047
Total external assets		138,843	140,213
Customer accounts		353	421
Insurance finance expense		4,700	5,500
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		34,122	37,057
– of which: net interest income/(expense)		16,821	16,534
Operating segments excluding intersegment elimination | Hong Kong
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		5,037	4,769
– of which: net interest income/(expense)		5,875	5,928
Operating segments excluding intersegment elimination | UK
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		6,678	6,280
– of which: net interest income/(expense)		5,306	5,026
Operating segments excluding intersegment elimination | CIB
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		19,648	19,696
– of which: net interest income/(expense)		7,014	7,314
Operating segments excluding intersegment elimination | IWPB
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		5,964	5,689
– of which: net interest income/(expense)		3,657	4,131
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		(3,205)	623
– of which: net interest income/(expense)		(5,031)	(5,865)
Intersegment
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		0	0
Intersegment | Hong Kong
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		2,811	2,663
Intersegment | UK
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		(450)	(286)
Intersegment | CIB
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		(5,531)	(6,363)
Intersegment | IWPB
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		1,047	1,244
Intersegment | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before change in expected credit losses and other credit impairment charges		$ 2,123	$ 2,742

[1]	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.